Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 09, 2025	May 07, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payment of restricted stock award			$ 3,753		$ 3,753	$ 0
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock expense			101
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense			$ 10,433
Restricted stock granted		652,057		656,896
Tax withholding on vesting of restricted stock awards (in shares)					234,587
Restricted Stock [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted	2,658		2,181